STOCK-BASED COMPENSATION - Stock Options Activity (Details)	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
Number of options
Outstanding, beginning of year (in shares) | shares	10,593,645	9,860,208
Granted (in shares) | shares	353,105	1,594,879
Exercised (in shares) | shares	(153,615)	(329,877)
Forfeited (in shares) | shares	(1,085,288)	(531,565)
Outstanding, end of year (in shares) | shares	9,707,847	10,593,645
Exercisable, end of year (in shares) | shares	6,135,190	4,749,678
Weighted average exercise price
Outstanding, beginning of year (in dollars per share) | $ / shares	$ 63.88	$ 63.58
Granted (in dollars per share) | $ / shares	61.39	64.86
Exercised (in dollars per share) | $ / shares	53.04	54.90
Forfeited (in dollars per share) | $ / shares	64.44	66.92
Outstanding, end of year (in dollars per share) | $ / shares	63.89	63.88
Exercisable, end of year (in dollars per share) | $ / shares	$ 63.69	$ 62.86